Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year	SCT Total for PEO 1 ($)	SCT Total for PEO 2 ($)	Average SCT Total Compensation for Non-PEO NEOs ($)	CAP to PEO 1 ($)	CAP to PEO 2 ($)	Average CAP to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on TSR ($)	GAAP Net Income (Loss) ($)
2025(1)	353,897	1,401,924	874,425	218,333	985,755	669,789	1.77	9,170,000
2024(2)	410,000	647,582	520,592	233,040	518,622	470,327	13.93	(166,523,000)
2023(3)	1,106,747	—	574,694	1,296,543	—	623,539	10.67	(18,948,000)

(1)
The PEO 1 for 2025 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company until March 31, 2025. The PEO 2 for 2025 is Iain Dukes, D. Phil., who served as Interim Chief Executive Officer from March 31, 2025 to October 1, 2025 and as Chief Executive Officer since October 1, 2025. Non-PEO NEOs for 2025 are Charles Pauza and Nikolay Savchuk, Ph.D.

(2)
The PEO 1 for 2024 is Steven M. Fruchtman, M.D., who served as Chief Executive Officer of the Company until April 1, 2024. The PEO 2 for 2024 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company from April 1, 2024 through the year ended December 31, 2024. Non-PEO NEOs for 2024 are Mark P. Guerin and Victor Moyo.

(3)
The PEO 1 for 2023 is Steven M. Fruchtman, M.D.; there was no PEO 2 for 2023. Non-PEO NEOs for 2023 are Mark P. Guerin and Victor Moyo.

The following table provides additional information on how the preliminary 2025 CAP amounts were determined, starting with SCT compensation and applying the required adjustments, as applicable, in accordance with the PVP rules. Prior-year PVP amounts are carried forward from the Company’s previously disclosed pay versus performance table.
Fiscal Year	Covered Executive(s)	SCT Total ($)	Less: Grant-Date Fair Value of Stock and Option Awards Reported in SCT ($)(1)	Add: Year-End / Vest-Date Fair Value of Equity Awards Included for CAP ($)(1)	Add/(Deduct): Change in Fair Value of Prior-Year Awards Included for CAP ($)(2)	CAP ($)
2025	PEO 1 – Werner Cautreels,Ph.D.	353,897	(130,157)	54,253	(59,660)	218,333
2025	PEO 2 – Iain Dukes, D. Phil.	1,401,924	(625,549)	229,515	(20,135)	985,755
2025	Average Non-PEO NEOs	874,425	(285,772)	105,745	(24,610)	669,789

(1)
These amounts represent the fair value as of the indicated fiscal year-end, or the vesting date if earlier, of applicable equity awards, calculated using the methodology used for financial reporting purposes.

(2)
These amounts represent the change in fair value during the indicated fiscal year of applicable equity awards granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year or vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Named Executive Officers, Footnote
(1)
The PEO 1 for 2025 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company until March 31, 2025. The PEO 2 for 2025 is Iain Dukes, D. Phil., who served as Interim Chief Executive Officer from March 31, 2025 to October 1, 2025 and as Chief Executive Officer since October 1, 2025. Non-PEO NEOs for 2025 are Charles Pauza and Nikolay Savchuk, Ph.D.

(2)
The PEO 1 for 2024 is Steven M. Fruchtman, M.D., who served as Chief Executive Officer of the Company until April 1, 2024. The PEO 2 for 2024 is Werner Cautreels, Ph.D., who served as Chief Executive Officer of the Company from April 1, 2024 through the year ended December 31, 2024. Non-PEO NEOs for 2024 are Mark P. Guerin and Victor Moyo.
					(3) The PEO 1 for 2023 is Steven M. Fruchtman, M.D.; there was no PEO 2 for 2023. Non-PEO NEOs for 2023 are Mark P. Guerin and Victor Moyo.
PEO Total Compensation Amount			$ 874,425
PEO Actually Paid Compensation Amount			$ 669,789
Adjustment To PEO Compensation, Footnote
Fiscal Year	Covered Executive(s)	SCT Total ($)	Less: Grant-Date Fair Value of Stock and Option Awards Reported in SCT ($)(1)	Add: Year-End / Vest-Date Fair Value of Equity Awards Included for CAP ($)(1)	Add/(Deduct): Change in Fair Value of Prior-Year Awards Included for CAP ($)(2)	CAP ($)
2025	PEO 1 – Werner Cautreels,Ph.D.	353,897	(130,157)	54,253	(59,660)	218,333
2025	PEO 2 – Iain Dukes, D. Phil.	1,401,924	(625,549)	229,515	(20,135)	985,755
2025	Average Non-PEO NEOs	874,425	(285,772)	105,745	(24,610)	669,789

(1)
These amounts represent the fair value as of the indicated fiscal year-end, or the vesting date if earlier, of applicable equity awards, calculated using the methodology used for financial reporting purposes.

(2)
These amounts represent the change in fair value during the indicated fiscal year of applicable equity awards granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year or vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount			$ 874,425	$ 520,592	$ 574,694
Non-PEO NEO Average Compensation Actually Paid Amount			$ 669,789	470,327	623,539
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Covered Executive(s)	SCT Total ($)	Less: Grant-Date Fair Value of Stock and Option Awards Reported in SCT ($)(1)	Add: Year-End / Vest-Date Fair Value of Equity Awards Included for CAP ($)(1)	Add/(Deduct): Change in Fair Value of Prior-Year Awards Included for CAP ($)(2)	CAP ($)
2025	PEO 1 – Werner Cautreels,Ph.D.	353,897	(130,157)	54,253	(59,660)	218,333
2025	PEO 2 – Iain Dukes, D. Phil.	1,401,924	(625,549)	229,515	(20,135)	985,755
2025	Average Non-PEO NEOs	874,425	(285,772)	105,745	(24,610)	669,789

(1)
These amounts represent the fair value as of the indicated fiscal year-end, or the vesting date if earlier, of applicable equity awards, calculated using the methodology used for financial reporting purposes.

(2)
These amounts represent the change in fair value during the indicated fiscal year of applicable equity awards granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year or vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
During fiscal 2023, 2024 and 2025, the value of an initial fixed $100 investment based on total shareholder return was $10.67, $13.93 and $1.77, respectively. CAP amounts for the PEOs and average CAP for the non-PEO NEOs did not move in lockstep with TSR over this period. The differences reflect, among other things, the impact of changes in the fair value of equity awards used in calculating CAP and the Company’s CEO transitions during 2024 and 2025.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income (Loss)
During fiscal 2023, 2024 and 2025, the Company reported GAAP net income (loss) of $(18.9) million, $(166.5) million and $9.2 million, respectively. CAP did not correlate directly with GAAP net income (loss) during the period, as CAP is significantly affected by equity award valuation changes and executive transitions, while GAAP net income (loss) is affected by broader operating results and non-cash accounting items.

Total Shareholder Return Amount			$ 1.77	13.93	10.67
Net Income (Loss)			9,170,000	(166,523,000)	(18,948,000)
PEO Name	Werner Cautreels	Iain Dukes
Werner Cautreels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			353,897	410,000	1,106,747
PEO Actually Paid Compensation Amount			218,333	233,040	1,296,543
Iain Dukes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,401,924	647,582
PEO Actually Paid Compensation Amount			985,755	$ 518,622
PEO | Werner Cautreels [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(130,157)
PEO | Werner Cautreels [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,253
PEO | Werner Cautreels [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,660)
PEO | Iain Dukes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(625,549)
PEO | Iain Dukes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			229,515
PEO | Iain Dukes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,135)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(285,772)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,745
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (24,610)